Stockholders' Equity (Changes In Accumulated Other Comprehensive Loss Due To Derivative Instruments And Hedging Activities) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Unrealized gain on cash flow hedges, net of taxes	$ (59)